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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-02239


                         Pioneer Interest Shares
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  September 30, 2004


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.


              Pioneer Interest Shares
              Schedule of Investments 9/30/04 (unaudited)
 Principal
   Amount                                                                              Value
              ASSET BACKED SECURITIES - 2.7 %
              Diversified Financials - 1.3 %
              Diversified Financial Services - 1.3 %
    $741,818  PF Export Receivable Master Trust, 6.436%, 6/1/15 (144A)            $       744,377
     465,544  Power Receivables Finance, 6.29%, 1/1/12 (144A)                             487,849
                                                                                  $     1,232,226
              Total Diversified Financials                                        $     1,232,226
              Utilities - 1.3 %
              Electric Utilities - 1.3 %
     331,100  FPL Energy Wind Funding, 6.876%, 6/27/17 (144A)                     $       329,445
     810,000  Empresa Electric Guacolda, 8.625%, 4/30/13                                  911,531
                                                                                  $     1,240,976
              Total Utilities                                                     $     1,240,976
              TOTAL ASSET BACKED SECURITIES
              (Cost   $2,360,330)                                                 $     2,473,202

              CORPORATE BONDS - 42.6 %
              Energy - 2.2 %
              Oil & Gas Exploration & Production - 0.8 %
     750,000  Gazprom International SA., 7.201%, 2/01/20 (144A)                   $       759,375
              Oil & Gas Refining Marketing & Transportation - 1.4 %
     335,000  Semco Energy, Inc., 7.125%, 5/15/08                                 $       353,425
     900,000  Magellan Midstream Partners, L.P., 6.45%, 6/1/14                            946,165
                                                                                  $     1,299,590
              Total Energy                                                        $     2,058,965
              Materials - 5.6 %
              Commodity Chemicals - 1.4 %
     550,000  Methanex Corp., 8.75%, 8/15/12                                      $       632,500
     625,000  Nova Chemicals Ltd., 6.5%, 1/15/12                                          645,313
                                                                                  $     1,277,813
              Diversified Metals & Mining - 1.3 %
   1,150,000  Kennametal Inc., 7.2%, 6/15/12                                      $     1,254,690
              Paper Packaging - 0.5 %
     475,000  Abitibi-Consolidated, Inc., 6.95%, 12/15/06                         $       490,438
              Paper Products - 1.5 %
   1,250,000  Bowater Inc., 9.375%, 12/15/21                                      $     1,396,124
              Specialty Chemicals - 0.1 %
     100,000  Ferro Corp., 7.125%, 4/1/28                                         $        98,932
              Steel - 0.8 %
     340,000  International Steel Group, 6.5%, 4/15/14 (144A)                     $       340,000
     380,000  Ispat Inland ULC FRN, 4/1/10                                                404,700
                                                                                  $       744,700
              Total Materials                                                     $     5,262,697
              Capital Goods - 3.0 %
              Aerospace & Defense - 0.9 %
     500,000  L-3 Communication Corp., 7.625%, 6/15/12                            $       550,000
     300,000  Precision Castparts Corp., 5.6%, 12/15/13                                   307,115
                                                                                  $       857,115
              Construction & Engineering - 0.2 %
     210,000  Shaw Group, Inc., 10.75%, 3/15/10                                   $       210,000
              Electrical Component & Equipment - 0.9 %
     825,000  Thomas & Betts Corp., 7.25%, 6/1/13                                 $       882,884
              Industrial Machinery - 1.0 %
     850,000  JLG Industries Inc., 8.375%, 6/15/12 (b)                            $       888,250
              Total Capital Goods                                                 $     2,838,249
              Commercial Services & Supplies - 0.2 %
              Diversified Commercial Services - 0.2 %
     175,000  Deluxe Corp.  3.5%, 10/1/07  (144A)                                 $       174,507
              Total Commercial Services & Supplies                                $       174,507
              Automobiles & Components - 0.8 %
              Automobile Manufacturers - 0.8 %
     700,000  Hyundai Motor Co., Ltd., 5.3%, 12/19/08                             $       718,493
              Total Automobiles & Components                                      $       718,493
              Hotels, Restaurants & Leisure - 1.2 %
              Hotels, Resorts & Cruise Lines - 1.2 %
   1,000,000  Hilton Hotels 7.62%, 5/15/08                                        $     1,120,000
              Total Hotels, Restaurants & Leisure                                 $     1,120,000
              Media - 3.3 %
              Broadcasting & Cable TV - 2.1 %
   1,000,000  Comcast Cable Corp., 7.125%,  6/15/13                               $     1,131,004
     750,000  Rogers Cable Inc., 7.875%, 5/1/12                                           815,625
                                                                                  $     1,946,629
              Publishing - 1.2 %
     910,000  News America Holdings, 8.5%, 2/23/25                                $     1,155,229
              Total Media                                                         $     3,101,858
              Retailing - 0.9 %
              Specialty Stores - 0.9 %
     850,000  Toys R Us, 7.875%, 4/15/13 (b)                                      $       847,875
              Total Retailing                                                     $       847,875
              Food, Beverage & Tobacco - 0.2 %
              Tobacco - 0.2 %
     210,000  Altria Group Inc., 7.0%, 11/4/13                                    $       219,106
              Total Food, Beverage & Tobacco                                      $       219,106
              Health Care Equipment & Services - 2.4 %
              Health Care Facilities - 1.6 %
     500,000  Province Healthcare, 7.5%, 6/1/13                                   $       563,750
     890,000  HCA Inc., 6.3%, 10/1/12                                                     922,724
                                                                                  $     1,486,474
              Health Care Supplies - 0.8 %
     750,000  Bausch & Lomb, 7.125%, 8/1/28                                       $       793,032
              Total Health Care Equipment & Services                              $     2,279,506
              Banks - 2.1 %
              Regional Banks - 0.9 %
     750,000  Hudson United Bank, 7.0%, 5/15/12                                   $       834,707
              Thrifts & Mortgage Finance - 1.2 %
   1,100,000  Sovereign Bank, 5.125%, 3/15/13                                     $     1,096,687
              Total Banks                                                         $     1,931,394
              Diversified Financials - 5.2 %
              Consumer Finance - 1.1 %
   1,000,000  Capital One Financial Corp., 7.125%, 8/1/08                         $     1,101,776
              Investment Banking & Brokerage - 0.8 %
     275,000  Refco Finance Holdings, 9.0%, 08/01/12 (144A)                       $       293,563
     475,000  E*Trade Financial Corp., 8.0%, 6/15/11 (144A)                               494,000
                                                                                  $       787,563
              Diversified Financial Services - 1.9 %
     750,000  Brascan Corp., 5.75%, 3/1/10                                        $       793,769
   1,000,000  Glencore Funding LLC, 6.0%, 4/15/14 (144A)                                  969,848
                                                                                  $     1,763,617
              Specialized Finance - 1.2 %
   1,000,000  GATX Financial Corp., 8.875%, 6/1/09                                $     1,160,880
              Total Diversified Financials                                        $     4,813,836
              Insurance - 5.6 %
              Life & Health Insurance - 1.6 %
     625,000  Presidential Life Corp., 7.875%, 2/15/09                            $       625,000
     900,000  Provident Companies, Inc., 7.0%, 7/15/18 (b)                                884,250
                                                                                  $     1,509,250
              Multi-Line Insurance - 1.6 %
     700,000  Loew Corp., 5.25%, 3/15/16                                          $       704,769
     750,000  Allmerica Financial Corp., 7.625%, 10/15/25                                 746,250
                                                                                  $     1,451,019
              Property & Casualty Insurance - 1.5 %
     850,000  Kingsway America Inc. 7.5%, 2/1/14                                  $       881,447
     475,000  Arch Capital Group Ltd., 7.35%, 5/1/34                                      491,906
                                                                                  $     1,373,353
              Reinsurance - 0.9 %
     800,000  Odyssey Re Holdings, 7.65%, 11/1/13                                 $       872,561
              Total Insurance                                                     $     5,206,183
              Real Estate - 1.2 %
              Real Estate Management & Development - 1.2 %
   1,100,000  Forest City Enterprises, 7.625%, 6/1/15                             $     1,155,000
              Total Real Estate                                                   $     1,155,000
              Technology Hardware & Equipment - 2.7 %
              Communications Equipment - 0.8 %
     755,000  Corning Inc., 5.9%, 3/15/14                                         $       737,957
              Computer Hardware - 1.0 %
     800,000  NCR Corp., 7.125%, 6/15/09                                          $       887,192
              Technology Distributors - 0.9 %
     800,000  Arrow Electronic Inc., 6.875%, 7/1/13                               $       865,618
              Total Technology Hardware & Equipment                               $     2,490,767
              Telecommunication Services - 2.6 %
              Integrated Telecommunication Services - 1.6 %
     150,000  AT&T Corp., 7.5%, 6/1/06                                            $       157,688
     900,000  Intelsat Ltd., 6.5%, 11/1/13                                                738,000
     600,000  Telecom Italia S.p.A., 5.25%, 11/15/13 (144A)                               611,320
                                                                                  $     1,507,008
              Wireless Telecommunication Services - 1.0 %
     750,000  AT&T Wireless, 8.125%, 5/1/12                                       $       906,245
              Total Telecommunication Services                                    $     2,413,253
              Utilities - 3.3 %
              Electric Utilities - 1.0 %
     427,500  FLP Energy American Wind LLC, 6.639%, 6/20/23 (144A)                $       448,294
     500,000  MSW Energy Holdings, 7.375%, 9/1/10                                         525,000
                                                                                  $       973,294
              Multi-Utilities & Unregulated Power - 2.2 %
   1,000,000  Colorado Interstate Gas Co., 10.0%, 6/15/05                         $     1,050,000
     500,000  Illinova Corp., 7.5%, 6/15/09                                               570,000
     200,000  Reliant Resources Inc., 9.25%, 7/15/10                                      214,750
     250,000  Reliant Energy Inc., 9.5%, 7/15/13                                          271,563
                                                                                  $     2,106,313
              Total Utilities                                                     $     3,079,607
              TOTAL CORPORATE BONDS
              (Cost   $37,732,727)                                                $    39,711,296

              U.S. GOVERNMENT AGENCY OBLIGATIONS - 51.3 %
     471,854  Government National Mortgage Association, 6.00%, 1/15/33            $       489,930
     454,649  Government National Mortgage Association, 6.00%, 07/15/33                   453,523
     659,893  Government National Mortgage Association, 6.00%, 03/15/33                   685,171
     353,804  Government National Mortgage Association, 6.00%, 4/15/33                    367,357
     548,380  Government National Mortgage Association, 6.0%, 4/15/33                     569,387
     662,282  Government National Mortgage Association, 5.50%, 7/15/33                    675,158
     675,836  Government National Mortgage Association, 6.5%, 1/15/34                     713,598
   1,188,736  Government National Mortgage Association, 5.00%, 4/15/34                  1,184,471
   1,838,641  Government National Mortgage Association, 5.50%, 7/15/34                  1,873,414
     735,644  Government National Mortgage Association, 6.00%, 3/15/17                    777,204
     144,856  Government National Mortgage Association, 7.0%, 10/15/31                    154,545
     229,927  Government National Mortgage Association, 7.00%, 9/15/31                    245,307
     577,724  Government National Mortgage Association, 5.50%, 10/15/17                   603,091
     567,265  Government National Mortgage Association, 6.00%,  8/15/32                   589,050
     338,235  Government National Mortgage Association, 6.50%, 5/15/33                    357,234
     473,142  Government National Mortgage Association II, 5.50%, 2/20/34                 481,201
     927,804  Government National Mortgage Association, 6.0%, 3/15/33                     963,345
     301,698  Government National Mortgage Association, 5.50%, 6/15/33                    307,564
     233,435  Government National Mortgage Association, 5.50%, 8/15/33                    237,973
   1,233,202  Government National Mortgage Association, 5.50%, 7/15/33                  1,257,179
      61,518  Government National Mortgage Association, 6.50%, 10/15/31                    64,982
     801,816  Government National Mortgage Association, 6.0%, 3/15/33                     832,531
      58,603  Government National Mortgage Association, 6.5%, 6/15/31                      61,903
     116,196  Government National Mortgage Association, 7.0%, 6/15/31                     123,968
     222,618  Government National Mortgage Association, 6.0%, 9/15/32                     231,167
     640,342  Government National Mortgage Association, 6.00%, 11/15/31                   665,324
     548,455  Government National Mortgage Association, 6.0%, 3/15/33                     569,622
   2,238,129  Government National Mortgage Association, 6.0%, 3/15/33                   2,324,719
     188,242  Federal Home Loan Mortgage Corp., 6.00%, 2/1/33                             194,709
     217,168  Federal Home Loan Mortgage Corp, 6.00%, 4/1/33                              224,623
     330,934  Government National Mortgage Association, 6.00%, 9/15/33                    343,611
   1,093,079  Government National Mortgage Association, 5.0%, 9/15/33                   1,090,372
     989,560  Government National Mortgage Association, 4.50%, 8/15/33                    961,045
     591,716  Government National Mortgage Association, 5.50%, 8/15/33                    603,221
     921,100  Government National Mortgage Association, 4.50%, 10/15/33                   894,558
     509,075  Federal Home Loan Mortgage Corp., 5.50%,  9/1/33                            517,160
     819,674  Federal Home Loan Mortgage Corp., 6.0%, 11/1/33                             847,812
     758,862  Federal Home Loan Mortgage Corp., 6.50%, 11/1/33                            800,628
     788,439  Federal Home Loan Mortgage Corp., 6.00%, 12/1/33                            815,505
     752,310  Federal Home Loan Mortgage Corp., 6.0%, 5/1/34                              777,895
   2,118,292  Federal Home Loan Mortgage Corp., 6.0%, 7/1/34                            2,190,333
     377,491  Federal Home Loan Mortgage Corp., 6.00%,  2/1/33                            390,609
      47,921  Federal Home Loan Bank, 7.0%, 11/1/30                                        50,847
     249,853  Federal National Mortgage Association, 6.0%, 2/1/33                         258,908
      41,862  Federal National Mortgage Association, 6.50%, 1/1/31                         43,940
     203,409  Federal National Mortgage Association, 6.50%, 9/1/31                        213,507
     204,097  Federal National Mortgage Association, 6.5%, 06/1/31                        214,230
      37,102  Federal National Mortgage Association, 6.50%, 10/1/31                        38,944
     392,372  Government National Mortgage Association II, 7.00%, 1/20/29                 417,340
     130,069  Government National Mortgage Association, 7.00%, 8/15/28                    138,905
      44,576  Government National Mortgage Association, 6.5%, 5/15/29                      47,145
      70,487  Government National Mortgage Association, 7.00%, 7/15/29                     75,238
     116,585  Government National Mortgage Association, 7.00%, 3/15/31                    124,383
      56,943  Government National Mortgage Association, 7.0%, 7/15/31                      60,766
      54,584  Federal National Mortgage Association, 6.50%, 10/01/32                       57,295
      53,279  Federal National Mortgage Association, 6.5%,  5/1/31                         55,925
   1,223,523  Government National Mortgage Association, 6.50%, 12/1/31                  1,284,268
     308,438  Federal National Mortgage Association, 12/1/31, 7.00%                       327,288
     329,842  Federal National Mortgage Association, 6.5%, 3/1/32                         346,224
     623,677  Federal National Mortgage Association, 6.0%, 2/1/32                         646,474
     865,248  Federal National Mortgage Association, 6.00%, 2/01/33                       896,606
     527,740  Federal National Mortgage Association, 6.50%, 2/1/33                        553,951
     497,328  Federal National Mortgage Association, 6.0% 11/1/32                         515,352
     734,662  Federal National Mortgage Association, 6.0%, 5/1/33                         761,228
     726,362  Federal National Mortgage Association, 5.50%, 6/01/33                       737,572
   1,924,313  Federal National Mortgage Association, 6.0%,  7/1/33                      1,993,898
     490,366  Federal National Mortgage Association, 5.5%, 4/1/19                         507,913
     809,773  Federal National Mortgage Association, 6.0%, 9/15/33                        839,055
     416,234  Federal National Mortgage Association, 5.50%, 12/1/18                       430,849
   1,000,000  Federal National Mortgage Association, 6.5%, 7/1/34                       1,049,806
   1,950,997  Federal National Mortgage Association, 5.5%, 9/1/19                       2,018,820
   1,211,611  Government National Mortgage Association, 5.50%, 9/15/33                  1,235,168
     450,000  U.S. Treasury Notes, 7.875%, 2/15/21                                        608,924
   2,530,000  US Treasury Notes, 5.375%, 2/15/31                                        2,710,263
                                                                                  $    47,773,031
              TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
              (Cost   $47,329,087)                                                $    47,773,031

              MUNICIPAL BONDS - 0.8 %
              Government - 0.8 %
     425,000  District of Columbia Tobacco Settlement Financing Corp., 6.75%, 5/15$       404,694
     365,000  Tobacco Settlement Authority Iowa, 6.79%, 6/1/10                            366,967
                                                                                  $       771,661
              TOTAL MUNICIPAL BONDS
              (Cost   $718,249)                                                   $       771,661

 Principal
   Amount                                                                              Value
              TEMPORARY CASH INVESTMENTS - 4.5 %
              Repurchase Agreement - 4.5 %
  $4,200,000  UBS Warburg, Inc., 1.50%, dated 9/30/04, repurchase price of
              $4,200,000 plus accrued interest on 10/1/04 collateralized by
              $3,877,000 U.S. Treasury Bill, 5.625%, 5/15/08                      $     4,200,000
              TOTAL TEMPORARY CASH INVESTMENTS
              (Cost   $4,200,000)                                                 $     4,200,000

              TOTAL INVESTMENT IN SECURITIES - 101.9%
              (Cost   $92,340,393)(a)                                             $    94,929,190

              OTHER ASSETS AND LIABILITIES - (1.9)%                               $   (1,768,624)

              TOTAL NET ASSETS - 100.0%                                           $    93,160,566

       144A   Security is exempt from registration under Rule 144A of the Securities Act of 1933.
              Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At September 30, 2004, the value of these securities amounted to
              $5,652,578 or 6.1% of net assets.

        (a)   At September 30, 2004, the net unrealized gain on investments based on cost for federal income tax purposes of $95,542,624 was as follows:

              Aggregate gross unrealized gain for all investments in which
              there is an excess of value over tax cost                           $  3,465,590

              Aggregate gross unrealized loss for all investments in which
              there is an excess of tax cost over value                             (4,079,024)

              Net unrealized gain                                                 $  (613,434)

        (b)   At September 30, 2004, the following securities were out on loan:

                                                                                       Market
   Shares                                 Description                                  Value
     807,500  JLG Industries Inc., 8.375%, 6/15/12                                $       863,750
     855,000  Provident Companies Inc., 7.0%, 7/15/18                                     852,673
     806,750  Toys R Us, 7.875%, 4/15/13                                                  834,029
              Total                                                               $     2,550,452


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Interest Shares


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date November 29, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 29, 2004


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date November 29, 2004

* Print the name and title of each signing officer under his or her signature.